Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We maintain an equity award granting policy, which provides the scope of authority of the equity award grant committee, a committee authorized by the Compensation Committee and consisting of the Chief Executive Officer and certain other members of management (the “Grant Committee”), to grant equity awards to certain newly hired employees. Equity awards under the policy generally are priced based on the Nasdaq closing price at the close of regular trading on the applicable grant date. Equity awards granted to our newly hired employees at the level of vice president and above generally become effective on the later of (i) the date of approval and (ii) date of hire. Any equity awards to be granted to newly hired employees below the level of vice president generally are not considered for approval until at least the month following the month in which employment begins, on the 15th day of such month. Equity awards approved by the Compensation Committee or the Board of Directors, as applicable, may be approved at any time, and become effective on the date of approval. Annual equity awards granted to employees and approved by the Compensation Committee or the Board of Directors, as applicable, generally will become effective on the second business day following the date of filing of our Form 10-K for the immediately preceding fiscal year. It is not the practice of the Compensation Committee to grant stock options or similar equity awards to employees, including our executive officers, or non-employee directors during periods in which there is material nonpublic information about our Company, including (i) outside a “trading window” established in connection with the public release of earnings information under our Insider Trading Policy or (ii) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information. The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards. Stock options may occasionally be awarded on an off-cycle basis, including to new hires. The Company has not timed the disclosure of material nonpublic information to affect the value of executive compensation.

Award Timing Method	Stock options may occasionally be awarded on an off-cycle basis, including to new hires.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards. Stock options may occasionally be awarded on an off-cycle basis, including to new hires. The Company has not timed the disclosure of material nonpublic information to affect the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false